UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (96.2%)(a)

	Rating(RAT)	Principal amount	Value

Ohio (90.7%)
Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12	Aaa	$875,000	$979,580
5 1/4s, 12/1/17	Aaa	1,285,000	1,389,817
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	Aaa	1,565,000	1,684,206
Brookville, Local School Dist. G.O. Bonds, FSA, 5s,
12/1/26 (Prerefunded)	Aaa	1,500,000	1,619,925
Butler Cnty., G.O. Bonds, MBIA, 5 1/4s, 12/1/20	Aaa	1,000,000	1,089,150
Butler Cnty., Trans. Impt. Dist. Rev. Bonds (Hwy.),
XLCA, 4 3/4s, 12/1/25	Aaa	2,765,000	2,907,425
Canal Winchester, Local School Dist. G.O. Bonds, MBIA,
zero %, 12/1/33	Aaa	1,180,000	367,558
Cincinnati, City School Dist. G.O. Bonds (Classroom
Fac. Construction & Impt.), FSA, 5s, 12/1/27
(Prerefunded)	Aaa	1,500,000	1,619,925
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	1,375,000	1,467,730
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	2,400,000	2,783,832
Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29	AAA	3,000,000	3,196,470
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,168,768
Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18 (Prerefunded)	Aa1	1,500,000	1,570,620
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	AA-	1,500,000	1,666,905
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 3.63s, 1/1/16	VMIG1	1,500,000	1,500,000
Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24	Aaa	1,645,000	1,750,593
Delaware Cnty., Cap. Fac. G.O. Bonds, 6 1/4s, 12/1/16
(Prerefunded)	AA+	1,000,000	1,099,870
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,472,237
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	1,071,610
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	Aaa	1,170,000	1,259,025
Franklin Cnty., G.O. Bonds, 5 3/8s, 12/1/20	Aaa	2,170,000	2,267,498
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,728,546
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A	2,000,000	2,111,200
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	1,033,640
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), 7 1/8s, 7/1/29 (Prerefunded)	BBB	2,000,000	2,288,220
Greater Cleveland Regl. Trans. Auth. G.O. Bonds (Cap.
Impt.), MBIA, 5s, 12/1/24	Aaa	1,350,000	1,446,431
Greene Cnty., Swr. Syst. Rev. Bonds (Governmental
Enterprise), AMBAC, 5 5/8s, 12/1/13 (Prerefunded)	Aaa	1,380,000	1,487,930
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, MBIA, 5s, 6/1/22	Aaa	1,745,000	1,894,023
Hamilton, City School Dist. G.O. Bonds, Ser. A,
5 1/2s, 12/1/24 (Prerefunded)	AA	2,000,000	2,116,280
Hillard, School Dist. G.O. Bonds (School Impts.),
FGIC, 5 3/4s, 12/1/24 (Prerefunded)	Aaa	3,000,000	3,247,620
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s,
12/1/20	Aaa	1,800,000	2,212,128
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s,
12/1/21 (Prerefunded)	Aaa	1,000,000	1,073,800
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aaa	1,000,000	1,114,910
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,300,000	1,329,419
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	Aa3	750,000	788,948
Madeira, City School Dist. G.O. Bonds (School Impt.),
MBIA

5s, 12/1/26 (Prerefunded)	Aaa	1,620,000	1,763,921
5s, 12/1/25 (Prerefunded)	Aaa	1,530,000	1,665,925
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A-	1,250,000	1,341,288
Middletown, City School Dist. G.O. Bonds (School
Impt.), FGIC
5s, 12/1/25 (Prerefunded)	Aaa	1,285,000	1,387,736
5s, 12/1/24 (Prerefunded)	Aaa	1,080,000	1,166,346
5s, 12/1/23 (Prerefunded)	Aaa	1,545,000	1,668,523
4 3/4s, 12/1/22 (Prerefunded)	Aaa	1,000,000	1,065,140
4 3/4s, 12/1/21 (Prerefunded)	Aaa	1,500,000	1,597,710
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,704,820
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/32	Aa2	1,000,000	1,049,580
Montgomery Cnty., Hlth. Syst. Rev. Bonds, Ser. B-1,
8.1s, 7/1/18	AAA	35,000	35,769
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,647,810
(Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11
(Prerefunded)	A	580,000	609,655
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland
Cntys. School Impt.), FGIC, 7.2s, 12/1/10	Aaa	835,000	898,577
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	1,385,000	1,410,124
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	400,000	400,128
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 4 1/4s, 3/1/15	Aaa	485,000	491,693
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	450,000	453,357
OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB, Ser. G, GNMA
Coll., 7.14s, 3/2/23	Aaa	100,000	101,623
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	15,000	6,960
OH State G.O. Bonds (Higher Ed.), Ser. A, 5s, 2/1/23	Aa1	2,000,000	2,146,960
OH State Rev. Bonds (Revitalization), Ser. A, AMBAC,
5s, 4/1/19	Aaa	1,750,000	1,907,028
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	793,148
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A+	2,000,000	2,149,080
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	2,000,000	2,436,380
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,141,440
(Oberlin College), 5 1/8s, 10/1/24	AA	1,500,000	1,609,185
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	366,292
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	460,270
(Denison U.), 5 1/8s, 11/1/21 (Prerefunded)	AA	2,270,000	2,433,258
(Oberlin College), 5s, 10/1/33	AA	1,000,000	1,052,540
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,546,775
(John Carroll U.), 3s, 11/15/07	A2	500,000	496,115
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	AA+	3,350,000	4,073,198
OH State Solid Waste Mandatory Put Bonds, 4.85s,
11/1/07	BBB	1,500,000	1,506,540
OH State U. Rev. Bonds
Ser. B, 5 1/4s, 6/1/17	Aa2	2,470,000	2,679,975
Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,061,860
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	1,022,240
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s,
12/1/25	Aaa	2,265,000	2,416,279
Olentangy, Local School Dist. G.O. Bonds, FSA, 5s,
12/1/19	Aaa	1,750,000	1,909,390
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	Aaa	1,500,000	1,629,480
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,467,494
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	350,058
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
5.15s, 1/1/10	BBB-	830,000	834,092
5.15s, 1/1/08	BBB-	500,000	501,600
Summit Cnty., G.O. Bonds, Ser. R, FGIC, 5 1/2s, 12/1/18	Aaa	500,000	579,865
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,513,170
Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s,
12/1/25	Aaa	1,500,000	1,555,110
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	2,925,000	3,301,974
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	1,175,000	1,326,434
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,326,778
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, 7.05s, 12/1/11	Aaa	1,000,000	1,096,390
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
MBIA, 5 1/8s, 6/1/28	Aaa	1,000,000	1,041,120
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC
5s, 6/1/24	Aaa	2,000,000	2,134,880
5s, 6/1/23	Aaa	1,275,000	1,361,815

Westerville, City School Dist. Rev. Bonds (School
Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,715,020
6 1/4s, 12/1/08	Aa3	1,590,000	1,659,483
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	Aaa	3,000,000	3,387,060
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	281,426
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	262,238
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	236,654
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	230,258
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	204,674
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	198,278
			144,675,828

Puerto Rico (4.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	600,000	625,728
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. G, 5s, 7/1/33	BBB+	295,000	314,526
Ser. K, 5s, 7/1/13	BBB+	500,000	531,390
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 7/8s, 8/1/14 (Prerefunded)	Aaa	3,000,000	3,186,930
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	1,000,000	1,005,430
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,090,590
PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/10	BBB	560,000	579,992
PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	500,000	538,602
			7,873,188

Virgin Islands (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21
(Virgin Islands)	Baa3	915,000	926,245

TOTAL INVESTMENTS

Total investments (cost $144,118,928) (b)			$153,475,261

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.

			3 month USD-
$3,575,000	(E)	5/23/12	LIBOR-BBA	4.923%	$(6,721)

				U.S. Bond Market
				Association
				Municipal Swap
5,500,000	(E)	5/23/12	3.422%	Index	1,321

JPMorgan Chase Bank, N.A.

			3 month USD-
4,810,000	(E)	11/8/11	LIBOR-BBA	5.036%	11,736

				U.S. Bond Market
				Association
				Municipal Swap
7,400,000	(E)	11/8/11	3.488%	Index	(22,920)

Morgan Stanley Capital Services, Inc.
				U.S. Bond Market
				Association
				Municipal Swap
7,500,000	(E)	11/16/11	3.4695%	Index	(40,550)

Total					$(57,134)

(E) See Interest rate swap contracts note.

NOTES

(a) Percentages indicated are based on net assets of $159,469,152.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $144,118,928, resulting in gross unrealized appreciation and depreciation of $9,450,111 and $93,778, respectively, or net unrealized appreciation of $9,356,333.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at February 28, 2007.

The fund had the following sector concentration greater than 10% at February 28, 2007 (as a percentage of net assets):

Education	19.6%

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

MBIA	12.3%
FGIC	11.7
AMBAC	10.8
FSA	10.1

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred.  Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 200